SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions
The following table summarizes the unvested option activity for the year ended December 31, 2018 and 2017:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Outstanding as of December 31, 2016 - Unvested	700,000	700,000	$4.20	$2.47
Granted	—	—
Exercised	60,000	60,000	$4.20	$2.47
Exercisable	173,333	173,333	$4.20	$2.47
Forfeited	—	—	—	—
Outstanding as of December 31, 2017 - Unvested	466,667	466,667	$4.20	$2.47
Granted	—	—
Exercised	75,000	75,000	$4.02	$2.47
Exercisable	158,334	158,334	$3.75	$2.47
Forfeited	20,000	20,000	$3.75	$2.47
Outstanding as of December 31, 2018 - Unvested	213,333	213,333	$3.75	$2.47

The following table summarizes certain information about the options outstanding as of December 31, 2018 and 2017:

	Options Outstanding and Unvested, December 31, 2018			Options Outstanding and Exercisable, December 31, 2018
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.75	213,333	$3.75	0.86	158,334	$3.75	0.86

	Options Outstanding and Unvested, December 31, 2017			Options Outstanding and Exercisable, December 31, 2017
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$4.20	466,667	$4.20	1.86	173,333	$4.20	1.86